ENTITY-WIDE DISCLOSURE (Schedule of Net Revenues by Payment Type) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenue, Major Customer [Line Items]
Total revenues	$ 752	$ 109	$ 1,497	$ 557
Revenue [Member] | Development service payments [Member]
Revenue, Major Customer [Line Items]
Total revenues		109	63	557
Revenue [Member] | Royalties [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 752		$ 1,434